Other Receivables	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
OTHER RECEIVABLES

NOTE 5 – OTHER RECEIVABLES

At December 31, 2014 and 2013, the Company reported other receivables of $153,704 and $499,303, respectively, including an allowance for doubtful receivables of $4,079 and $230,330.

The balances of other receivables as of December 31, 2014 and 2013 included the following:

	December 31,
	2014	2013
Deposits to supermarkets	$130,105	$117,661
Loan receivables	-	589,159
Travel advances to employees	16,760	21,785
Others	10,918	1,028
	157,783	729,633
Less: allowance for doubtful accounts	(4,079)	(230,330)
	$153,704	$499,303

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company recognized a recovery gain from the allowance for doubtful accounts in the amount of $225,024 for the year ended December 31, 2014. For the years ended December 31, 2013 and 2012, the Company reported a bad debt expense of $215,688 and $1,436 at the allowance of doubtful other receivable accounts.

As of December 31, 2013, the Company had a loan receivable of $589,159 to one of the Company’s suppliers, Mr. Benshuang Yao, without collateral and interest burden and due on July 31 and March 31, 2014, respectively. The outstanding loan of $589,159 to Mr. Benshuang Yao at December 31, 2013 was collected in the first quarter of 2014.